LOANS, FINANCING AND DEBENTURES (Tables)	12 Months Ended
Dec. 31, 2020
LOANS, FINANCING AND DEBENTURES
Schedule of loans, financing and debentures by type

		Average	Current		Non-current		Total
		annual
		interest rate -	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Type	Interest rate	%	2020	2019	2020	2019	2020	2019
In foreign currency
BNDES	UMBNDES	4.84	2,506	26,307	24,486	27,620	26,992	53,927
Bonds (1)	Fixed	5.33	779,046	640,177	37,232,554	27,375,673	38,011,600	28,015,850
Export credits (ACC - pre-payment)	LIBOR/Fixed	1.64	718,623	1,994,868	19,400,208	15,431,478	20,118,831	17,426,346
Others			2,516	3,481			2,516	3,481
			1,502,691	2,664,833	56,657,248	42,834,771	58,159,939	45,499,604

In local currency
BNDES	TJLP	6.77	276,441	283,658	1,254,222	1,517,649	1,530,663	1,801,307
BNDES	TLP	10.04	25,535	18,404	522,367	441,233	547,902	459,637
BNDES	Fixed	4.94	29,115	39,325	47,177	77,333	76,292	116,658
BNDES	SELIC	5.50	98,531	78,458	1,068,959	718,017	1,167,490	796,475
FINAME	TJLP/Fixed			4,781		9,564		14,345
BNB	Fixed			37,815		156,904		194,719
CRA (“Agribusiness Receivables Certificates”)	CDI/IPCA	7.59	32,156	2,860,938	3,025,527	2,952,451	3,057,683	5,813,389
NCE (Export credit note)	CDI	5.52	15,184	131,914	1,275,045	1,270,065	1,290,229	1,401,979
Rural producer Certificate	CDI	7.81	2,738	5,840	273,578	273,303	276,316	279,143
Export credits (“Pre payment”)	Fixed	7.62	77,570	77,694	1,313,661	1,312,586	1,391,231	1,390,280
FCO (“Central West Fund”), FDCO (“Central West Development Fund”) and FINEP	Fixed			76,596		475,905		552,501
Debentures	CDI	6.12	7,590	9,997	5,415,061	5,412,035	5,422,651	5,422,032
Others (Revolving Cost, Working capital and Industrial Development Fund (“FDI”) and fair value adjustment on business combination	Fixed	0.40	(24,165)	(62,302)	3,651	4,559	(20,514)	(57,743)
			540,695	3,563,118	14,199,248	14,621,604	14,739,943	18,184,722
			2,043,386	6,227,951	70,856,496	57,456,375	72,899,882	63,684,326

Interest on financing			935,010	886,886		136,799	935,010	1,023,685
Non-current funding			1,108,376	5,341,065	70,856,496	57,319,576	71,964,872	62,660,641
			2,043,386	6,227,951	70,856,496	57,456,375	72,899,882	63,684,326

Schedule of changes in loans, financing and debentures

	December 31,	December 31,
	2020	2019
Beginning balance	63,684,326	35,737,509
Amounts from the business combination		20,667,096
Reclassification - accounts payable from lease operations		(18,225)
Fundraising	14,761,796	18,993,837
Interest accrued	3,286,254	3,362,250
Premium with repurchase of bonds	391,390
Exchange rate variation, net	13,365,471	1,781,562
Settlement of principal	(19,092,810)	(13,994,708)
Settlement of interest	(3,244,949)	(2,977,957)
Settlement of premium with repurchase of bonds	(378,381)
Amortization of fundraising costs	87,959	185,807
Other	38,826	(52,845)
Ending balance	72,899,882	63,684,326

Schedule of non-current portion of loans, financing and debentures by maturity

	2022	2023	2024	2025	2026	2027 onwards	Total
In foreign currency
BNDES - Currency basket	13,356	11,130					24,486
Bonds			1,823,773	1,741,909	2,707,642	30,959,230	37,232,554
Export credits (ACC pre-payment)	1,576,020	9,549,933	4,555,079	3,250,602	468,574		19,400,208
	1,589,376	9,561,063	6,378,852	4,992,511	3,176,216	30,959,230	56,657,248

In local currency
BNDES – TJLP	269,029	268,272	240,281	292,870	169,102	14,668	1,254,222
BNDES – TLP	18,866	18,866	18,866	17,618	21,161	426,990	522,367
BNDES – Fixed	24,558	18,606	4,013				47,177
BNDES – Selic	97,511	121,202	113,061	238,538	200,697	297,950	1,068,959
CRA (“Agribusiness Receivables Certificates”)	1,512,680	1,512,847					3,025,527
Export credit note				640,800	634,245		1,275,045
Rural producer certificate				137,500	136,078		273,578
Export credits (“Pre payment”)			1,313,661				1,313,661
Debentures				2,340,550	2,327,011	747,500	5,415,061
Others (Revolving costs, working capital, FIDC and FDI)	3,651						3,651
	1,926,295	1,939,793	1,689,882	3,667,876	3,488,294	1,487,108	14,199,248
	3,515,671	11,500,856	8,068,734	8,660,387	6,664,510	32,446,338	70,856,496

Schedule of loans and financing by currency

	December 31,	December 31,
	2020	2019
Brazilian Reais	14,727,803	18,170,261
U.S. Dollar	58,145,087	45,460,138
Currency basket	26,992	53,927
	72,899,882	63,684,326

Schedule of fundraising costs and premiums of securities

The fundraising costs are amortized based on terms agreements and effective interest rate.

			Balance to be amortized
			December 31,	December 31,
Type	Cost	Amortization	2020	2019
Bonds	390,104	151,536	238,568	201,467
CRA and NCE	125,222	92,848	32,374	47,443
Export credits (ACC pre-payment)	102,769	46,741	56,028	40,382
Debentures	24,467	8,428	16,039	19,065
BNDES (“IOF”) (1)	62,658	22,047	40,611	38,447
Others	18,147	16,725	1,422	4,590
	723,367	338,325	385,042	351,394
1)	Tax on Financial Operations